Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Summary of estimated fair market values of the assets acquired and liabilities

Consideration
Consideration issued	$12,500,000
Identified assets and liabilities
Cash	42,711
Accounts and other receivables	480,302
Note receivable	174,967
Prepaid expenses	84,945
Long-term assets	348,367
Property and equipment	106,600
Accounts payable	(180,231)
Accrued Expenses	(105,877)
Merchant portfolios	2,190,000
Tradename	2,500,000
Total identified assets and liabilities	5,641,784
Excess purchase price allocated to goodwill	$6,858,216

Schedule of unaudited pro forma results of operations
2018
Revenues	$12,194,415
Operating loss	$(124,442)
Net loss	$(1,290,262)
Net loss per share – basic and diluted	$(0.24)